Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Net operating losses	$ 4,891,195	$ 8,927,213
Research and development tax credit	95,597	30,429
Nonqualified stock options	100,373	334,519
Equipment	8,885	1,256
Goodwill	285,511	14,088
Bad debts		120,608
Intangible Assets	713,206
Accrued expenses and other	117,511	425,327
Business interest expense
Gross deferred tax assets	6,212,278	9,853,440
Valuation allowance	(6,218,484)	(9,728,975)
Net deferred tax Liabilities	(6,206)
Net deferred tax assets		124,465
Intangible assets		(130,046)
Goodwill
Deferred tax liabilities		(130,046)
Net deferred tax liability	$ (6,206)	$ (5,558)